First Trust Dow Jones Dividend and Income Allocation Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	140 Months Ended	164 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
50/50 Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.52%	6.51%	8.87%		8.65%
Bloomberg U.S. Corporate Investment-Grade Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.77%	(0.09%)	3.27%		3.22%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%	13.11%	13.91%
Secondary Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		12.21%	6.27%	8.80%		8.63%
Dow Jones Equal Weight U.S. Issued Corporate Bond Index(SM) (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.25%	(0.46%)	3.20%		3.25%
Dow Jones U.S. Total Stock Market Index(SM) (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.05%	13.07%	14.21%		13.83%
I
Prospectus [Line Items]
Average Annual Return, Percent			5.30%	3.98%	6.68%		6.85%
Performance Inception Date		May 01, 2012

[1]	The Blended Benchmark returns are a 50/50 split between the Russell 3000® Index and the Bloomberg U.S. Corporate Investment-Grade Index returns.
[2]	The Secondary Blended Benchmark return is a 50/50 split between the Dow Jones U.S. Total Stock Market IndexSM and the Dow Jones Equal Weight U.S. Issued Corporate Bond IndexSM returns.